Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in the Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets of NTT CDBP (Detail) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 196,025	¥ 190,346
Fair value of plan assets	77,735	77,014
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	190,028	184,532
Fair value of plan assets	77,735	77,014
NTT CDBP
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	96,416	88,714
Fair value of plan assets	62,059	63,599
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	76,497	71,243
Fair value of plan assets	¥ 61,997	¥ 63,554